Consolidated Statement of Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income/(Loss) [Abstract]
Revenue	$ 222,543,000	$ 182,607,000	$ 58,124,000
Cost of sales	(106,119,000)	(119,029,000)	(38,733,000)
Gross profit	116,424,000	63,578,000	19,391,000
Research and development expenses	(37,729,000)	(27,618,000)	(15,827,000)
Selling, general and administrative expenses	(91,995,000)	(76,673,000)	(35,498,000)
Restructuring and acquisition costs	(16,947,000)	(1,017,000)	(13,038,000)
Share based payment expense	(8,341,000)	(4,729,000)	(841,000)
Impairment charge	0	0	(4,670,000)
Operating loss before finance expense	(38,588,000)	(46,459,000)	(50,483,000)
Non-cash change in fair value of contingent consideration	18,407,000	(27,827,000)	(6,740,000)
Non-cash contingent value rights gain / (loss)	41,525,000	(12,004,000)	(1,511,000)
Net finance expense - other	(27,906,000)	(19,569,000)	(4,759,000)
Loss on ordinary activities before taxation	(6,562,000)	(105,859,000)	(63,493,000)
Tax credit on loss on ordinary activities	7,562,000	1,332,000	495,000
Profit/loss for the year attributable to the equity holders of the Company	1,000,000	(104,527,000)	(62,998,000)
Exchange translation differences which may be reclassified through profit or loss	4,423,000	(2,164,000)	755,000
Total other comprehensive income/(loss)	4,423,000	(2,164,000)	755,000
Total comprehensive income/(loss) for the year attributable to the equity holders of the Company	$ 5,423,000	$ (106,691,000)	$ (62,243,000)
Earnings/(loss) per share [Abstract]
Basic earnings/(loss) per share attributable to ordinary equity holders of the parent (in dollars per share)	$ 0.00	$ (0.66)	$ (0.83)
Diluted earnings/(loss) per share attributable to ordinary equity holders of the parent (in dollars per share)	$ 0.00	$ (0.66)	$ (0.83)